Restatement	12 Months Ended
Dec. 31, 2019
Restatement
Restatement

2. Restatement

During 2020 the Company’s independent audit committee of its board of directors (the “Audit Committee”), with the assistance of advisers, conducted an internal review (the “Review”) of certain matters relating to transactions carried out with third-party business entities by the Credit Card Business Unit of the Company (the “Credit Card BU”). The Review found that certain transactions by the Credit Card BU in the year ended December 31, 2018 involved third-party agents (including both upstream agents and downstream suppliers) with undisclosed related-party relationships, and some transactions lacked business substance (collectively, the “questionable transactions”).

As a result of the questionable transactions, certain revenues were inflated with costs and expenses of the same amount or erroneously presented on a gross basis for the year ended December 31, 2018, therefore should be restated to be reversed for transactions that lacked business substance, or be restated to be presented on a net basis. Management of the Company has determined that previously reported revenues for the year ended December 31, 2018 were overstated by RMB89,966, with corresponding overstatement of costs and expenses of the same amount. The misstatement has no impact on previously reported loss from operations, net loss, or per-share amounts. In response, the Company has restated its previously issued financial statements for the year ended December 31, 2018 to correct for the misstatements resulting from the questionable transactions. The restatement has no impact on the Group’s consolidated balance sheets and consolidated statements of cash flows as of and for the year ended December 31, 2018.

The effects of the restatement for the misstatements on the consolidated statements of comprehensive loss are as follows:

		For the Year Ended December 31, 2018
		As Previously		As
	Item	Reported	Restatement	Restated
		RMB	RMB	RMB
Revenues:
Recommendation services:
Loans (including revenues from related party of RMB105,492 for the year ended December 31, 2018)		1,015,407	—	1,015,407
Credit cards	(a)	750,941	(61,119)	689,822
Total recommendation services		1,766,348	(61,119)	1,705,229
Advertising, marketing and other services (including revenues from related party of RMB13,405 for the year ended December 31, 2018)	(a)	245,494	(28,847)	216,647
Total revenues		2,011,842	(89,966)	1,921,876
Cost of revenues	(a)	(223,339)	28,847	(194,492)
Gross profit		1,788,503	(61,119)	1,727,384
Operating expenses:
Sales and marketing (including expenses from related party of RMB51,753 (see Note (b)) for the year ended December 31, 2018)	(a)	(1,547,518)	61,119	(1,486,399)
Research and development		(241,270)	—	(241,270)
General and administrative		(178,371)	—	(178,371)
Loss from operations		(178,656)	—	(178,656)
Net interest income		5,037	—	5,037
Others, net		9,360	—	9,360
Loss before income tax		(164,259)	—	(164,259)
Income tax benefits		4,473	—	4,473
Net loss		(159,786)	—	(159,786)
Less: net income attributable to noncontrolling interests		4,829	—	4,829
Net loss attributable to Jianpu’s shareholders		(164,615)	—	(164,615)
Other comprehensive income, net
Foreign currency translation adjustments		59,658	—	59,658
Total other comprehensive income		59,658	—	59,658
Total comprehensive loss		(100,128)	—	(100,128)
Less: total comprehensive income attributable to noncontrolling interests		5,568	—	5,568
Total comprehensive loss attributable to Jianpu’s shareholders		(105,696)	—	(105,696)
Net loss per share attributable to Jianpu’s shareholders
Basic and diluted		(0.39)	—	(0.39)
Net loss per ADS attributable to Jianpu’s shareholders
Basic and diluted		(7.89)	—	(7.89)
Weighted average number of shares
Basic and diluted		417,315,644	—	417,315,644

Notes:

(a)	Restatement for inflated or erroneously presented revenue and associated costs and expenses

As a result of the Review, management restated revenues, corresponding costs and expenses for year ended December 31, 2018 due to the questionable transactions with certain third-party agents.

(b)	Previously undisclosed information for related party transactions

In connection with the assessment of the financial impact of the Review, management found that previously disclosed amounts for related party transactions were understated by RMB11,586 for the year ended December 31, 2018. The Company has therefore restated the disclosures for related party transactions on the face of the consolidated statements of comprehensive loss. Amounts disclosed in Note 22 “Related party transactions” have also been restated accordingly.